INVENTORIES (Tables)	12 Months Ended
Dec. 31, 2020
INVENTORIES
Schedule of inventories

	12.31.20	12.31.19
Materials for resale	590,706	539,822
Materials for consumption	37,156	41,584
Other inventories	35,109	24,115
Gross total	662,971	605,521
Estimated losses from impairment or obsolescence	(29,871)	(27,518)
Total	633,100	578,003